INTANGIBLE ASSETS AND GOODWILL, NET (Tables)	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS AND GOODWILL, NET
Schedule of detailed information about intangible assets

The movement of intangible assets with limited useful life for the years ended December 31, 2020, 2019 and 2018 was as follows:

	Client		Fund			Intangible
	relationships	Brand	manager	Relationships	Software and	in
Description	(i)	name (ii)	contract (iii)	with holders	developments	progress	Other	2020	2019	2018
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Cost -
Balances at January 1	378,896	193,247	94,143	21,100	2,702,983	364,925	49,695	3,804,989	3,406,333	3,090,365
Additions	—	—	—	—	91,652	443,557	32	535,241	371,957	419,789
Acquisition of business, Note 2(a)	—	—	—	—	—	—	—	—	126,128	—
Transfers	—	—	—	—	230,477	(230,477)	—	—	—	—
Disposals and others	5,625	(21,383)	9,557	—	(11,013)	(27,366)	(1,786)	(46,366)	(99,429)	(103,821)
Balances at December 31	384,521	171,864	103,700	21,100	3,014,099	550,639	47,941	4,293,864	3,804,989	3,406,333

Accumulated amortization -
Balance at January 1	243,951	60,643	12,441	20,219	1,774,183	—	27,287	2,138,724	1,941,961	1,747,475
Amortization of the year	27,699	7,062	4,502	881	312,163	—	3,511	355,818	308,966	258,984
Acquisition of business, Note 2(a)	—	—	—	—	—	—	—	—	3,104	—
Disposals and others	2,318	(21,226)	2,426	—	(3,551)	—	957	(19,076)	(115,307)	(64,498)
Balance at December 31	273,968	46,479	19,369	21,100	2,082,795	—	31,755	2,475,466	2,138,724	1,941,961

Net carrying amount	110,553	125,385	84,331	—	931,304	550,639	16,186	1,818,398	1,666,265	1,464,372

Schedule of detailed information about client relationships intangible assets

This item consists of the following:

	2020	2019
	S/(000)	S/(000)

Prima AFP - AFP Unión Vida	69,974	82,322
Credicorp Capital Holding Chile - Inversiones IMT	20,782	19,333
Mibanco	3,007	15,036
Ultraserfinco	12,592	13,400
Culqi	2,167	2,550
Tenpo	2,031	2,304
Net carrying amount	110,553	134,945

Schedule of detailed information about brand intangible assets	This item consists of the following:

	2020	2019
	S/(000)	S/(000)

Mibanco	124,610	131,440
Culqi	775	1,164
Net carrying amount	125,385	132,604

Schedule of detailed information about fund manager contract intangible assets

This item consists of the following:

	2020	2019
	S/(000)	S/(000)

Credicorp Capital Colombia	42,328	42,352
Credicorp Capital Holding Chile - Inversiones IMT	38,553	34,997
Ultrasefinco S.A.	3,450	4,353
Net carrying amount	84,331	81,702

Schedule of reconciliation of changes in goodwill

Goodwill acquired through business combinations has been allocated to each subsidiary or groups of them, which are also identified as a CGU for the purposes of impairment testing, as follows:

	2020	2019
	S/(000)	S/(000)
Mibanco - Edyficar Perú	273,694	273,694
MiBanco Colombia - Banco Compartir S.A.	135,658	191,898
Prima AFP - AFP Unión Vida	124,641	124,641
Credicorp Capital Colombia (*)	124,447	72,134
Banco de Crédito del Perú	52,359	52,359
Pacífico Seguros	36,354	36,354
Atlantic Security Holding Corporation	29,795	29,795
Tenpo SpA	26,602	23,051
Tenpo Prepago S.A. (before "Multicaja Prepago S.A.")	14,956	12,943
Compañía Incubadora de Soluciones Móviles S.A-Culqi	2,297	3,518
Crediseguro Seguros Personales	96	96
Ultraserfinco S.A. (*)	—	45,339
Net carrying amount	820,899	865,822

Summary of key assumptions used for calculation of fair value less selling costs

The following table summarizes the key assumptions used for the calculation of fair value less selling costs in 2020 and 2019:

	2020
	Terminal
	value growth
Description	rate	Discount rate
	%	%
Mibanco - Edyficar Perú	3.00	12.19
Prima AFP - AFP Unión Vida	1.00	11.43
Credicorp Capital Colombia	3.80	12.62
Banco de Crédito del Perú	5.00	10.93
Pacífico Seguros (*)	5.00	10.44 and 11.81
Atlantic Security Holding Corporation	2.00	11.29
Mibanco Colombia - Bancompartir	4.00	13.20
Tenpo	5.00	25.00
Compañía Incubadora de Soluciones Móviles S.A. - Culqi	5.00	25.00

	2019
	Terminal
	value growth
Description	rate	Discount rate
	%	%
Mibanco - Edyficar Perú	3.00	12.35
Prima AFP - AFP Unión Vida	1.00	11.63
Credicorp Capital Colombia	3.80	12.62
Banco de Crédito del Perú	5.00	11.19
Pacífico Seguros (*)	5.00	10.72 and 12.00
Atlantic Security Holding Corporation	2.00	11.41

(*)As of December 31, 2020 and 2019, it corresponds to the discount rates used to determine the recoverable value of the cash flows that correspond to the general and life insurance business lines.